Exploration and Evaluation Interests (Tables)	12 Months Ended
Dec. 31, 2024
Exploration and Evaluation Interests
Exploration and evaluation assets

Exploration and evaluation assets

In $000s	Eskay	Snip	Other	Total
Balance, December 31, 2022	$78,488	$959	$15,991	$95,438
Change of estimate to closure and reclamation	6,910	510	—	7,420
Additions	15,334	—	132	15,466
Sale of royalty	(55,910)	—	—	(55,910)
Balance, December 31, 2023	$44,822	$1,469	$16,123	$62,414
Change of estimate to closure and reclamation	23,574	1,070	—	24,644
Additions	35,717	—	—	35,717
Write-down	(108)	—	—	(108)
Reclassified to mineral property, plant and equipment on transition to development stage	(104,005)	—	—	(104,005)
Balance, December 31, 2024	$—	$2,539	$16,123	$18,662

Exploration and evaluation expenses

	Year ended December 31, 2024
In $000s	Eskay	Snip	Other	Total
Accretion (Note 12)	$596	$—	$—	$596
Assays and analysis/storage	1,835	—	2,179	4,014
Camp and safety	893	—	146	1,039
Claim renewals and permits	1,648	—	7	1,655
Depreciation (Note 9)	7,364	—	—	7,364
Drilling	—	—	2,200	2,200
Environmental studies and consultation	34,912	246	—	35,158
Equipment rental	5,792	—	408	6,200
Fieldwork, camp support	34,626	—	2,248	36,874
Fuel	4,263	—	504	4,767
Geology, geophysics, and geochemical	29,360	—	1,923	31,283
Helicopter	966	—	2,666	3,632
Metallurgy	—	373	—	373
Part XII.6 tax, net of METC refunds	75	—	(218)	(143)
Share-based payments (Note 15 and 19)	4,327	—	—	4,327
Transportation and logistics	6,506	—	1,077	7,583
Total for the year	$133,163	$619	$13,140	$146,922

	Year ended December 31, 2023
In $000s	Eskay	Snip	Other	Total
Accretion (Note 12)	$207	$—	$—	$207
Assays and analysis/storage	1,667	36	494	2,197
Camp and safety	470	—	7	477
Claim renewals and permits	1,013	82	36	1,131
Community relations	60	—	10	70
Depreciation (Note 9)	2,008	—	—	2,008
Drilling	16,233	11	93	16,337
Electrical	15	—	—	15
Environmental studies and consultation	20,563	358	—	20,921
Equipment rental	1,370	10	105	1,485
Fieldwork, camp support	8,630	101	1,408	10,139
Fuel	3,599	10	147	3,756
Geology, geophysics, and geochemical	20,684	236	292	21,212
Helicopter	3,222	69	624	3,915
Metallurgy	848	23	—	871
Part XII.6 tax, net of METC refunds	(447)	—	(81)	(528)
Share-based payments (Note 15 and 19)	3,131	—	—	3,131
Transportation and logistics	4,275	—	236	4,511
Total for the year	$87,548	$936	$3,371	$91,855